Note 5 - Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Laboratory equipment under capital lease	Computer equipment under capital lease	Total
Cost
Balance at November 30, 2016	$ 295,296	$ 124,151	$ 129,860	$ 3,933,693	$ 1,205,811	$ 276,300	$ 76,458	$ 6,041,569
Additions	235,454	31,908	42,638	1,353,110	235,641	-	-	1,898,751
Balance at November 30, 2017	530,750	156,059	172,498	5,286,803	1,441,452	276,300	76,458	7,940,320
Additions	20,336	-	-	80,842	-	-	-	101,178
Balance at November 30, 2018	551,086	156,059	172,498	5,367,645	1,441,452	276,300	76,458	8,041,498

Accumulated depreciation
Balance at November 30, 2016	238,672	117,506	109,243	2,290,074	1,143,792	179,422	73,222	4,151,931
Depreciation	47,811	13,622	10,747	379,158	49,154	19,376	970	520,838
Balance at November 30, 2017	286,483	131,128	119,990	2,669,232	1,192,946	198,798	74,192	4,672,769
Depreciation	77,179	12,465	10,501	413,576	82,835	15,500	680	612,736
Balance at November 30, 2018	363,662	143,593	130,491	3,082,808	1,275,781	214,298	74,872	5,285,505

Net book value at:
November 30, 2017	$ 244,267	$ 24,931	$ 52,508	$ 2,617,571	$ 248,506	$ 77,502	$ 2,266	$ 3,267,551
Balance at November 30, 2018	$ 187,424	$ 12,466	$ 42,007	$ 2,284,837	$ 165,671	$ 62,002	$ 1,586	$ 2,755,993